Award Timing Disclosure	12 Months Ended
Jan. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Committee is responsible for the administration of our equity incentive plans. Generally, in advance of each fiscal year, the
Committee will select predetermined dates on which equity awards will be granted to our employees, including our NEOs, during the following fiscal year. These grant dates are selected to occur after the dates we anticipate releasing our annual or quarterly financial results. We generally grant equity incentive awards to our directors, executive officers and all other eligible employees on an annual basis shortly after we announce our financial results for the recently completed fiscal year. In addition to these annual grants, the Committee predetermines four quarterly dates on which any additional equity incentive awards may be made to eligible NEOs or other employees in connection with an offer of employment, for retention purposes or to recognize performance.  The company does not schedule its equity grants in anticipation of the release of material non-public information
(“MNPI”) nor does the company time the release of MNPI based on equity grant dates. The Committee approves all equity awards made to our NEOs.
Award Timing Method	Generally, in advance of each fiscal year, the
Committee will select predetermined dates on which equity awards will be granted to our employees, including our NEOs, during the following fiscal year. These grant dates are selected to occur after the dates we anticipate releasing our annual or quarterly financial results. We generally grant equity incentive awards to our directors, executive officers and all other eligible employees on an annual basis shortly after we announce our financial results for the recently completed fiscal year. In addition to these annual grants, the Committee predetermines four quarterly dates on which any additional equity incentive awards may be made to eligible NEOs or other employees in connection with an offer of employment, for retention purposes or to recognize performance.  The company does not schedule its equity grants in anticipation of the release of material non-public information
(“MNPI”) nor does the company time the release of MNPI based on equity grant dates.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the company time the release of MNPI based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false